Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of gross investment and present value of minimum lease payment of finance lease
(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2020 and 2021 are as follows:

	2020
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	678,790	73,230	605,560
1 ~ 2 years		527,757	43,701	484,056
2 ~ 3 years		391,447	21,169	370,278
3 ~ 4 years		219,040	6,089	212,951
4 ~ 5 years		93,975	432	93,543
Later than 5 years		6,320	53	6,267

	~~W~~	1,917,329	144,674	1,772,655

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2020 is ~~W~~ 76,742 million.

	2021
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	635,826	65,349	570,477
1 ~ 2 years		470,800	39,631	431,169
2 ~ 3 years		308,999	18,738	290,261
3 ~ 4 years		191,257	6,606	184,651
4 ~ 5 years		113,638	4,417	109,221
Later than 5 years		5,170	32	5,138

	~~W~~	1,725,690	134,773	1,590,917

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2021 is ~~W~~ 60,475 million.

Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease
i)	Finance lease

	2020
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	678,790	73,230	605,560
1 ~ 2 years		527,757	43,701	484,056
2 ~ 3 years		391,447	21,169	370,278
3 ~ 4 years		219,040	6,089	212,951
4 ~ 5 years		93,975	432	93,543
Later than 5 years		6,320	53	6,267

	~~W~~	1,917,329	144,674	1,772,655

	2021
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	635,826	65,349	570,477
1 ~ 2 years		470,800	39,631	431,169
2 ~ 3 years		308,999	18,738	290,261
3 ~ 4 years		191,257	6,606	184,651
4 ~ 5 years		113,638	4,417	109,221
Later than 5 years		5,170	32	5,138

	~~W~~	1,725,690	134,773	1,590,917

Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease

ii)	Operating lease

	Minimum lease payment
	2020		2021
Not later than 1 year	~~W~~	276,590	371,521
1 ~ 2 years		233,443	320,603
2 ~ 3 years		182,261	251,720
3 ~ 4 years		124,556	147,134
4 ~ 5 years		52,997	53,879
Later than 5 years		95,414	94,143

	~~W~~	965,261	1,239,000

Summary of the changes in operating lease assets
(c)	Changes in operating lease assets for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	549,741	1,014,300
Acquisition		681,607	691,192
Disposal		(54,042)	(54,721)
Depreciation		(163,006)	(257,033)

Ending balance	~~W~~	1,014,300	1,393,738

Summary of the right-of-use assets by the lessee's underlying asset type

(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2020 and 2021 are as follows:

	2020
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	953,135	(396,716)	556,419
Vehicle		36,680	(16,059)	20,621
Others		26,368	(12,991)	13,377

	~~W~~	1,016,183	(425,766)	590,417

	2021
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	1,153,021	(578,980)	574,041
Vehicle		45,670	(23,821)	21,849
Others		30,478	(18,241)	12,237

	~~W~~	1,229,169	(621,042)	608,127

Summary of the changes in the right-of-use assets

(e)	The details of the changes in the right-of-use assets for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	1,077,803	21,994	12,999	1,112,796
Acquisition		286,981	12,556	6,421	305,958
Disposal		(21,763)	(2,394)	(16)	(24,173)
Depreciation (*)		(268,376)	(11,625)	(6,027)	(286,028)
Substitution		(513,437)	—	—	(513,437)
Effects of foreign currency movements		(5,375)	(5)	—	(5,380)
Business combination (Note 47)		586	95	—	681

Ending balance	~~W~~	556,419	20,621	13,377	590,417

	2021
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	556,419	20,621	13,377	590,417
Acquisition		295,228	17,524	4,173	316,925
Disposal		(22,829)	(4,070)	(31)	(26,930)
Depreciation (*)		(271,895)	(12,408)	(5,282)	(289,585)
Effects of foreign currency movements		17,118	182	—	17,300

Ending balance	~~W~~	574,041	21,849	12,237	608,127

(*)	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.

Summary of the maturity of the lease liability
(f)	The details of the maturity of the lease liability as of December 31, 2020 and 2021 are as follows:

	2020
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	22,560	36,746	49,746	90,057	287,932	69,083	556,124
Vehicle		3,404	1,840	2,490	4,765	11,632	—	24,131
Others		520	806	1,203	2,031	9,345	1	13,906

	~~W~~	26,484	39,392	53,439	96,853	308,909	69,084	594,161

	2021
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	22,890	33,950	46,532	82,467	266,299	121,360	573,498
Vehicle		4,496	1,935	2,536	4,718	12,298	513	26,496
Others		465	650	1,124	2,205	8,226	26	12,696

	~~W~~	27,851	36,535	50,192	89,390	286,823	121,899	612,690

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

Summary of the lease payments for low-value assets and short-term leases

(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Low-value assets	~~W~~	6,181	5,885
Short-term lease (*)		836	766

Total	~~W~~	7,017	6,651

(*)	The payments for leases with terms less than 1 month are included.